UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-7388
                                   --------

The Value Line Emerging Opportunities Fund, Inc.
------------------------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017
----------------------------------------

David T. Henigson
-----------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-907-1500
                                                    ------------

Date of fiscal year end: March 31,2007
                         -------------

Date of reporting period: December 31,2006
                          ----------------

Item 1: Schedule of Investments.

      A copy of Schedule of Investments for the period ended 12/31/06 is included with this Form.

Value Line Emerging Opportunities Fund, Inc.

Schedule of Investments (unaudited)                            December 31, 2006
--------------------------------------------------------------------------------

  Shares                                                              Value
--------------------------------------------------------------------------------
COMMON STOCKS  (91.5%)

               ADVERTISING  (0.9%)
    100,000    aQuantive, Inc.*                                  $    2,466,000
     32,000    Focus Media Holding Ltd. ADR*                          2,124,480
     30,850    Harte-Hanks, Inc.                                        854,854
     25,500    R.H. Donnelley Corp.                                   1,599,615
                                                                 --------------
                                                                      7,044,949
               AEROSPACE/DEFENSE  (2.7%)
     30,000    AAR Corp.*                                               875,700
      8,000    Alliant Techsystems, Inc.*                               625,520
     57,400    Armor Holdings, Inc.*                                  3,148,390
    130,000    BE Aerospace, Inc.*                                    3,338,400
     53,845    DRS Technologies, Inc.                                 2,836,554
     53,200    Esterline Technologies Corp.*                          2,140,236
     21,000    HEICO Corp.                                              815,430
     54,025    Moog, Inc. Class A*                                    2,063,215
     24,800    Precision Castparts Corp.                              1,941,344
     67,700    Teledyne Technologies, Inc.*                           2,716,801
                                                                 --------------
                                                                     20,501,590
               AIR TRANSPORT  (0.3%)
     60,600    UTI Worldwide, Inc.                                    1,811,940
               APPAREL  (1.6%)
     61,600    Carter's, Inc.*                                        1,570,800
     17,000    Gildan Activewear, Inc. Class A*                         792,710
     83,000    Guess?, Inc.*                                          5,264,690
      3,800    Jos A. Bank Clothiers, Inc.*                             111,530
     79,000    Phillips-Van Heusen Corp.                              3,963,430
                                                                 --------------
                                                                     11,703,160
               AUTO & TRUCK  (0.2%)
     30,000    Oshkosh Truck Corp.                                    1,452,600
               AUTO PARTS  (0.3%)
     33,500    BorgWarner, Inc.                                       1,977,170
     18,000    LKQ Corp.*                                               413,820
                                                                 --------------
                                                                      2,390,990
               BANK  (1.4%)
      9,300    Alabama National BanCorporation                          639,189
     20,500    Bank of Hawaii Corp.                                   1,105,975
      8,000    Colonial BancGroup, Inc. (The)                           205,920
     21,300    Cullen/Frost Bankers, Inc.                             1,188,966
     19,900    First Community Bancorp, Inc.                          1,040,173
     41,800    PrivateBancorp, Inc.                                   1,740,134
     42,500    SVB Financial Group*                                   1,981,350
     42,200    Umpqua Holdings Corp.                                  1,241,946
      5,931    Valley National Bancorp                                  157,231
     13,000    Wilmington Trust Corp.                                   548,210
     10,700    Wilshire Bancorp, Inc.                                   202,979
                                                                 --------------
                                                                     10,052,073
               BANK - MIDWEST  (0.5%)
      4,353    BOK Financial Corp.                                      239,328
     13,643    Commerce Bancshares, Inc.                                660,441
      7,916    First Financial Bankshares, Inc.                         331,364
     28,950    First Midwest Bancorp, Inc.                            1,119,786
     22,827    Glacier Bancorp, Inc.                                    557,892
     14,100    Hancock Holding Co.                                      745,044
      6,250    IBERIABANK Corp.                                         369,062
                                                                 --------------
                                                                      4,022,917
               BEVERAGE - ALCOHOLIC  (0.5%)
     27,000    Brown-Forman Corp. Class B                             1,788,480
     71,025    Central European Distribution Corp.*                   2,109,443
                                                                 --------------
                                                                      3,897,923
               BEVERAGE - SOFT DRINK  (0.8%)
    180,000    Hansen Natural Corp.*                                  6,062,400
               BIOTECHNOLOGY  (0.5%)
     34,800    Techne Corp.*                                          1,929,660
     34,300    United Therapeutics Corp.*                             1,864,891
                                                                 --------------
                                                                      3,794,551
               BUILDING MATERIALS  (1.9%)
     12,400    Beacon Roofing Supply, Inc.*                             233,368
     35,800    Drew Industries, Inc.*                                   931,158
     36,800    Genlyte Group, Inc. (The)*                             2,874,448
     40,400    Granite Construction, Inc.                             2,032,928
      8,100    Jacobs Engineering Group, Inc.*                          660,474
     59,700    NCI Building Systems, Inc.*                            3,089,475
     52,900    Simpson Manufacturing Company, Inc.                    1,674,285
     49,800    Washington Group International, Inc.*                  2,977,542
                                                                 --------------
                                                                     14,473,678
               CANADIAN ENERGY  (0.2%)
     17,500    Suncor Energy, Inc.                                    1,380,925
               CEMENT & AGGREGATES  (0.5%)
     51,300    Eagle Materials, Inc.                                  2,217,699
     34,300    Florida Rock Industries, Inc.                          1,476,615
                                                                 --------------
                                                                      3,694,314
               CHEMICAL - DIVERSIFIED  (0.8%)
     54,000    Albemarle Corp.                                        3,877,200
     45,600    Brady Corp. Class A                                    1,699,968
                                                                 --------------
                                                                      5,577,168
               CHEMICAL - SPECIALTY  (1.6%)
     50,700    Airgas, Inc.                                           2,054,364
     51,350    Ceradyne, Inc.*                                        2,901,275
     12,400    Ecolab, Inc.                                             560,480
    101,000    H.B. Fuller Co.                                        2,607,820
     27,400    Park Electrochemical Corp.                               702,810
      8,000    Praxair, Inc.                                            474,640
     29,000    Sigma-Aldrich Corp.                                    2,253,880
     10,000    Valspar Corp.                                            276,400
                                                                 --------------
                                                                     11,831,669
               COAL  (0.6%)
     53,900    Joy Global, Inc.                                       2,605,526
     52,000    Peabody Energy Corp.                                   2,101,320
                                                                 --------------
                                                                      4,706,846
               COMPUTER & PERIPHERALS  (0.6%)
     51,000    Logitech International S.A.*                           1,458,090
     52,600    MICROS Systems, Inc.*                                  2,772,020
                                                                 --------------
                                                                      4,230,110


--------------------------------------------------------------------------------

                                    Value Line Emerging Opportunities Fund, Inc.

                                                               December 31, 2006
--------------------------------------------------------------------------------

  Shares                                                              Value
--------------------------------------------------------------------------------
               COMPUTER SOFTWARE & SERVICES (3.1%)
     36,400    Ansoft Corp.*                                     $    1,011,920
     57,900    ANSYS, Inc.*                                           2,518,071
     80,600    Blackbaud, Inc.                                        2,095,600
     27,600    Cognizant Technology Solutions Corp. Class A*          2,129,616
     33,700    DST Systems, Inc.*                                     2,110,631
     50,700    Equinix, Inc.*                                         3,833,934
     56,000    Parametric Technology Corp.*                           1,009,120
     46,000    Quality Systems, Inc.                                  1,714,420
     62,700    Transaction Systems Architects, Inc.*                  2,042,139
    132,000    Trident Microsystems, Inc.*                            2,399,760
     58,000    VeriFone Holdings, Inc.*                               2,053,200
                                                                 --------------
                                                                     22,918,411
               DIVERSIFIED COMPANIES  (2.4%)
     72,000    Acuity Brands, Inc.                                    3,746,880
     59,700    AMETEK, Inc.                                           1,900,848
     20,000    Barnes Group, Inc.                                       435,000
     38,000    Brink's Co. (The)                                      2,428,960
     23,000    Comtech Group, Inc.*                                     418,370
     22,900    EnPro Industries, Inc.*                                  760,509
     56,800    ESCO Technologies, Inc.*                               2,580,992
     27,300    Matthews International Corp. Class A                   1,074,255
     64,700    Taubman Centers, Inc.                                  3,290,642
     22,700    Valmont Industries, Inc.                               1,259,623
                                                                 --------------
                                                                     17,896,079
               DRUG  (1.4%)
     23,100    Advanced Magnetics, Inc.*                              1,379,532
     16,000    Alexion Pharmaceuticals, Inc.*                           646,240
     10,000    Celgene Corp.*                                           575,300
      9,000    Conor Medsystems, Inc.*                                  281,970
     31,200    Covance, Inc.*                                         1,837,992
     68,887    Immucor, Inc.*                                         2,013,567
     70,000    LifeCell Corp.*                                        1,689,800
     11,000    New River Pharmaceuticals, Inc.*                         601,810
     55,000    Pharmaceutical Product Development, Inc.               1,772,100
                                                                 --------------
                                                                     10,798,311
               E-COMMERCE  (0.9%)
     48,000    Akamai Technologies, Inc.*                             2,549,760
     26,000    Ctrip.com International, Ltd. ADR                      1,624,480
     13,000    Informatica Corp.*                                       158,730
     60,000    Salesforce.com, Inc.*                                  2,187,000
                                                                 --------------
                                                                      6,519,970
               EDUCATIONAL SERVICES  (0.5%)
     31,000    ITT Educational Services, Inc.*                        2,057,470
     35,000    Laureate Education, Inc.*                              1,702,050
                                                                 --------------
                                                                      3,759,520
               ELECTRICAL EQUIPMENT  (2.2%)
     27,400    Baldor Electric Co.                                      915,708
     64,000    Belden CDT, Inc.                                       2,501,760
      1,700    Franklin Electric Co, Inc.                                87,363
     71,700    General Cable Corp.*                                   3,134,007
     10,400    Harman International Industries, Inc.                  1,039,064
     11,600    Rofin-Sinar Technologies, Inc.*                          701,336
     47,000    Thomas & Betts Corp.*                                  2,222,160
     43,300    Trimble Navigation Ltd.*                               2,196,609
     63,600    WESCO International, Inc.*                             3,740,316
                                                                 --------------
                                                                     16,538,323
               ELECTRICAL UTILITY - WEST  (0.2%)
     69,000    MDU Resources Group, Inc.                              1,769,160
               ELECTRONICS  (1.1%)
     39,000    Amphenol Corp. Class A                                 2,421,120
     12,000    Daktronics, Inc.                                         442,200
     77,700    Diodes, Inc.*                                          2,756,796
     37,000    Rogers Corp.*                                          2,188,550
                                                                 --------------
                                                                      7,808,666
               ENTERTAINMENT  (0.4%)
     29,100    Central European Media Enterprises Ltd. Class A*       2,037,000
     26,800    RC2 Corp.*                                             1,179,200
                                                                 --------------
                                                                      3,216,200
               ENTERTAINMENT TECHNOLOGY  (0.3%)
     21,000    Dolby Laboratories, Inc. Class A*                        651,420
     58,600    Scientific Games Corp. Class A*                        1,771,478
                                                                 --------------
                                                                      2,422,898
               ENVIRONMENTAL  (1.0%)
     41,700    Clean Harbors, Inc.*                                   2,018,697
     15,000    Republic Services, Inc.                                  610,050
     31,800    Stericycle, Inc.*                                      2,400,900
     64,000    Waste Connections, Inc.*                               2,659,200
                                                                 --------------
                                                                      7,688,847
               FINANCIAL SERVICES - DIVERSIFIED (3.0%)
     23,400    Affiliated Managers Group, Inc.*                       2,460,042
      5,200    ASTA Funding, Inc.                                       158,288
     11,400    BlackRock, Inc. Class A                                1,731,660
     35,000    Brown & Brown, Inc.                                      987,350
     11,000    Cash America International, Inc.                         515,900
      4,000    Commerce Group, Inc. (The)                               119,000
      3,000    Credicorp Ltd.                                           122,820
     10,000    eFunds Corp.*                                            275,000
     55,000    EZCORP, Inc. Class A*                                    893,750
      9,135    Fidelity National Information Services, Inc.             366,222
     65,250    Financial Federal Corp.                                1,919,003
     17,200    First Cash Financial Services, Inc.*                     444,964
     44,000    Global Payments, Inc.                                  2,037,200
     22,000    Greenhill & Co., Inc.                                  1,623,600
     39,000    Jackson Hewitt Tax Service, Inc.                       1,324,830
     34,000    LandAmerica Financial Group, Inc.                      2,145,740
      6,000    MoneyGram International, Inc.                            188,160
     34,000    Nuveen Investments, Inc. Class A                       1,763,920
      4,000    Piper Jaffray Companies, Inc.*                           260,600
     56,300    ProAssurance Corp.*                                    2,810,496
                                                                 --------------
                                                                     22,148,545


--------------------------------------------------------------------------------
2

                                    Value Line Emerging Opportunities Fund, Inc.

Schedule of Investments (unaudited)
--------------------------------------------------------------------------------

  Shares                                                              Value
--------------------------------------------------------------------------------
               FOOD PROCESSING  (1.4%)
     11,850    Dean Foods Co.*                                   $      501,018
     83,200    Flowers Foods, Inc.                                    2,245,568
     68,500    Herbalife Ltd.*                                        2,750,960
      5,000    McCormick & Company, Inc.                                192,800
     49,400    Ralcorp Holdings, Inc.*                                2,513,966
     64,000    United Natural Foods, Inc.*                            2,298,880
                                                                 --------------
                                                                     10,503,192
               FURNITURE/HOME FURNISHINGS  (0.1%)
     19,000    Select Comfort Corp.*                                    330,410
     27,000    Steelcase, Inc. Class A                                  490,320
                                                                 --------------
                                                                        820,730
               HEALTH CARE INFORMATION SYSTEMS (0.5%)
    144,000    Allscripts Healthcare Solutions, Inc.*                 3,886,560
               HOME APPLIANCES  (0.3%)
     47,400    Toro Co. (The)                                         2,210,262
               HOME BUILDING  (0.2%)
      3,000    Desarrolladora Homex S.A. de C.V. ADR*                   177,210
     23,600    Forest City Enterprises, Inc. Class A                  1,378,240
                                                                 --------------
                                                                      1,555,450
               HOTEL/GAMING  (1.6%)
     49,000    Ameristar Casinos, Inc.                                1,506,260
     54,800    Choice Hotels International, Inc.                      2,307,080
     51,300    Gaylord Entertainment Co.*                             2,612,709
     24,000    Orient-Express Hotels Ltd. Class A                     1,135,680
     48,000    Penn National Gaming, Inc.*                            1,997,760
     17,800    Station Casinos, Inc.                                  1,453,726
     27,000    Vail Resorts, Inc.*                                    1,210,140
                                                                 --------------
                                                                     12,223,355
               HOUSEHOLD PRODUCTS  (0.7%)
     28,400    Central Garden and Pet Co.*                            1,375,128
     50,400    Church & Dwight Company, Inc.                          2,149,560
     37,600    Scotts Miracle-Gro Co. (The) Class A                   1,942,040
                                                                 --------------
                                                                      5,466,728
               HUMAN RESOURCES  (0.8%)
     15,000    Administaff, Inc.                                        641,550
     49,000    AMN Healthcare Services, Inc.*                         1,349,460
     43,200    Korn/Ferry International*                                991,872
     73,000    Watson Wyatt Worldwide, Inc. Class A                   3,295,950
                                                                 --------------
                                                                      6,278,832
               INDUSTRIAL SERVICES  (2.8%)
     88,100    Aaron Rents, Inc. Class B                              2,535,518
     19,600    C.H. Robinson Worldwide, Inc.                            801,444
     31,000    Comfort Systems USA, Inc.                                391,840
     70,950    Corrections Corp. of America*                          3,209,068
     51,000    EMCOR Group, Inc.*                                     2,899,350
     29,400    Expeditors International of Washington, Inc.           1,190,700
     12,450    Geo Group, Inc. (The)*                                   467,124
      4,000    Knot, Inc. (The)*                                        104,960
     55,500    Mobile Mini, Inc.*                                     1,495,170
      4,700    PeopleSupport, Inc.*                                      98,935
     48,000    Quanta Services, Inc.*                                   944,160
     36,000    Ritchie Bros. Auctioneers, Inc.                        1,927,440
     57,800    URS Corp.*                                             2,476,730
     53,000    World Fuel Services Corp.                              2,356,380
                                                                 --------------
                                                                     20,898,819
               INFORMATION SERVICES  (1.4%)
     37,000    Alliance Data Systems Corp.*                           2,311,390
     19,000    Corporate Executive Board Co. (The)                    1,666,300
     52,000    Equifax, Inc.                                          2,111,200
     56,050    FactSet Research Systems, Inc.                         3,165,704
     68,000    Gartner, Inc.*                                         1,345,720
      1,700    IHS, Inc. Class A*                                        67,116
                                                                 --------------
                                                                     10,667,430
               INSURANCE - LIFE  (0.6%)
     79,350    Delphi Financial Group, Inc. Class A                   3,210,501
     17,000    Protective Life Corp.                                    807,500
      4,000    Reinsurance Group of America, Inc.                       222,800
                                                                 --------------
                                                                      4,240,801
               INSURANCE - PROPERTY & CASUALTY (3.0%)
     34,500    American Financial Group, Inc.                         1,238,895
     33,300    Arch Capital Group Ltd.*                               2,251,413
     48,400    Argonaut Group, Inc.*                                  1,687,224
     33,075    Berkley (W.R.) Corp.                                   1,141,418
     17,811    Fidelity National Financial, Inc. Class A                425,327
     64,350    HCC Insurance Holdings, Inc.                           2,064,991
      5,900    Markel Corp.*                                          2,832,590
      7,200    Midland Co. (The)                                        302,040
     53,100    Philadelphia Consolidated Holding Co.*                 2,366,136
     25,000    RenaissanceRe Holdings Ltd.                            1,500,000
     36,600    RLI Corp.                                              2,064,972
     38,200    Selective Insurance Group, Inc.                        2,188,478
      3,900    State Auto Financial Corp.                               135,447
     16,000    Tower Group, Inc.                                        497,120
     38,100    Zenith National Insurance Corp.                        1,787,271
                                                                 --------------
                                                                     22,483,322
               INTERNET  (1.3%)
     68,000    American Reprographics Co.*                            2,265,080
     29,000    j2 Global Communications, Inc.*                          790,250
     70,000    Nutri/System, Inc.*                                    4,437,300
      3,000    Perficient, Inc.*                                         49,230
     14,000    RealNetworks, Inc.*                                      153,160
     72,000    ValueClick, Inc.*                                      1,701,360
                                                                 --------------
                                                                      9,396,380
               MACHINERY  (5.3%)
      8,700    Actuant Corp. Class A                                    414,555


--------------------------------------------------------------------------------

                                    Value Line Emerging Opportunities Fund, Inc.

                                                               December 31, 2006
--------------------------------------------------------------------------------

  Shares                                                              Value
--------------------------------------------------------------------------------
     98,750    Applied Industrial Technologies, Inc.             $    2,598,112
     30,400    Curtiss-Wright Corp.                                   1,127,232
     34,000    Donaldson Co, Inc.                                     1,180,140
     39,000    Foster Wheeler Ltd.*                                   2,150,460
    106,400    Gardner Denver, Inc.*                                  3,969,784
     44,850    Graco, Inc.                                            1,776,957
     39,600    IDEX Corp.                                             1,877,436
      5,000    Kaydon Corp.                                             198,700
     46,400    Lennox International, Inc.                             1,420,304
     35,200    Lincoln Electric Holdings, Inc.                        2,126,784
     92,000    Manitowoc Company, Inc. (The)                          5,467,560
     29,600    Middleby Corp. (The)*                                  3,098,232
     45,900    MSC Industrial Direct Co., Inc. Class A                1,796,985
     48,000    Regal-Beloit Corp.                                     2,520,480
     26,700    Robbins & Myers, Inc.                                  1,226,064
     43,200    Roper Industries, Inc.                                 2,170,368
     20,000    Terex Corp.*                                           1,291,600
     39,000    Wabtec Corp.                                           1,184,820
     54,000    Watts Water Technologies, Inc. Class A                 2,219,940
                                                                 --------------
                                                                     39,816,513
               MANUFACTURED HOUSING/RECREATIONAL VEHICLE (0.2%)
     26,400    Thor Industries, Inc.                                  1,161,336
               MARITIME  (0.9%)
     47,000    American Commercial Lines, Inc.*                       3,078,970
    102,400    Kirby Corp.*                                           3,494,912
                                                                 --------------
                                                                      6,573,882
               MEDICAL SERVICES  (3.7%)
     39,333    Amedisys, Inc.*                                        1,292,886
     16,200    Coventry Health Care, Inc.*                              810,810
     19,050    DaVita, Inc.*                                          1,083,564
     59,100    Healthways, Inc.*                                      2,819,661
    100,400    inVentiv Health, Inc.*                                 3,549,140
     23,000    Pediatrix Medical Group, Inc.*                         1,124,700
    100,000    PSS World Medical, Inc.*                               1,953,000
     88,800    Psychiatric Solutions, Inc.*                           3,331,776
     56,200    Sierra Health Services, Inc.*                          2,025,448
     79,600    Sunrise Senior Living, Inc.*                           2,445,312
     10,500    United Surgical Partners International, Inc.*            297,675
     77,400    VCA Antech, Inc.*                                      2,491,506
     45,000    WellCare Health Plans, Inc.*                           3,100,500
     14,849    WellPoint, Inc.*                                       1,168,468
                                                                 --------------
                                                                     27,494,446
               MEDICAL SUPPLIES  (6.6%)
     18,600    Advanced Medical Optics, Inc.*                           654,720
     63,300    ArthroCare Corp.*                                      2,526,936
     12,600    Bard (C.R.), Inc.                                      1,045,422
     35,000    Bio-Rad Laboratories, Inc. Class A*                    2,888,200
     52,000    Dade Behring Holdings, Inc.                            2,070,120
     67,000    DENTSPLY International, Inc.                           1,999,950
     84,200    DJO, Inc.*                                             3,605,444
      3,000    Edwards Lifesciences Corp.*                              141,120
     40,200    Haemonetics Corp.*                                     1,809,804
      9,000    Henry Schein, Inc.*                                      440,820
     79,600    Hologic, Inc.*                                         3,763,488
     23,400    IDEXX Laboratories, Inc.*                              1,855,620
     83,000    Illumina, Inc.*                                        3,262,730
     31,400    Intuitive Surgical, Inc.*                              3,011,260
     50,000    Kyphon, Inc.*                                          2,020,000
     62,000    Meridian Bioscience, Inc.                              1,520,860
     45,000    Owens & Minor, Inc.                                    1,407,150
     73,600    Palomar Medical Technologies, Inc.*                    3,729,312
     31,600    PolyMedica Corp.                                       1,276,956
     49,400    ResMed, Inc.*                                          2,431,468
     50,800    Respironics, Inc.*                                     1,917,700
     52,400    Ventana Medical Systems, Inc.*                         2,254,772
      6,000    Vital Images, Inc.*                                      208,800
     71,000    West Pharmaceutical Services, Inc.                     3,637,330
                                                                 --------------
                                                                     49,479,982
               METALS & MINING DIVERSIFIED  (0.4%)
     31,000    Allegheny Technologies, Inc.                           2,811,080
               METALS FABRICATING  (0.2%)
     23,000    Harsco Corp.                                           1,750,300
               NATURAL GAS - DISTRIBUTION  (1.0%)
     37,200    AGL Resources, Inc.                                    1,447,452
     42,000    Northwest Natural Gas Co.                              1,782,480
     39,800    South Jersey Industries, Inc.                          1,329,718
     51,450    Southern Union Co.                                     1,438,028
     54,700    UGI Corp.                                              1,492,216
                                                                 --------------
                                                                      7,489,894
               NATURAL GAS - DIVERSIFIED  (0.7%)
     46,000    Energen Corp.                                          2,159,240
     10,900    Penn Virginia Corp.                                      763,436
     10,000    Universal Compression Holdings, Inc.*                    621,100
     27,776    XTO Energy, Inc.                                       1,306,861
                                                                 --------------
                                                                      4,850,637
               OFFICE EQUIPMENT & SUPPLIES  (0.4%)
    129,000    Cenveo, Inc.*                                          2,734,800
     18,000    Staples, Inc.                                            480,600
                                                                 --------------
                                                                      3,215,400
               OILFIELD SERVICES/EQUIPMENT  (1.3%)
     39,400    FMC Technologies, Inc.*                                2,428,222
     44,400    Helix Energy Solutions Group, Inc.*                    1,392,828
     27,800    Hydril*                                                2,090,282
     47,000    Oceaneering International, Inc.*                       1,865,900
     17,000    Superior Energy Services, Inc.*                          555,560
     59,000    TETRA Technologies, Inc.*                              1,509,220
                                                                 --------------
                                                                      9,842,012
               PACKAGING & CONTAINER  (1.6%)
     86,000    CLARCOR, Inc.                                          2,907,660
     22,800    Greif, Inc. Class A                                    2,699,520
     73,300    Jarden Corp.*                                          2,550,107
      7,000    Pactiv Corp.*                                            249,830


--------------------------------------------------------------------------------
4

                                    Value Line Emerging Opportunities Fund, Inc.

Schedule of Investments (unaudited)
--------------------------------------------------------------------------------

  Shares                                                              Value
--------------------------------------------------------------------------------
     56,200    Silgan Holdings, Inc.                             $    2,468,304
     32,000    Sonoco Products Co.                                    1,217,920
                                                                 --------------
                                                                     12,093,341
               PAPER & FOREST PRODUCTS  (0.0%)
      5,000    Votorantim Celulose e Papel S.A. ADR                      98,050
               PETROLEUM - INTEGRATED  (1.2%)
     46,000    Chesapeake Energy Corp.                                1,336,300
     74,400    Denbury Resources, Inc.*                               2,067,576
    114,800    Frontier Oil Corp.                                     3,299,352
     19,300    Giant Industries, Inc.*                                1,446,535
     20,000    Holly Corp.                                            1,028,000
                                                                 --------------
                                                                      9,177,763
               PETROLEUM - PRODUCING  (0.5%)
      5,000    Atlas America, Inc.*                                     254,850
     26,000    Comstock Resources, Inc.*                                807,560
     80,700    Range Resources Corp.                                  2,216,022
     17,000    St. Mary Land & Exploration Co.                          626,280
                                                                 --------------
                                                                      3,904,712
               PHARMACY SERVICES (0.6%)
     90,400    HealthExtras, Inc.*                                    2,178,640
     53,800    Longs Drug Stores Corp.                                2,280,044
                                                                 --------------
                                                                      4,458,684
               PRECISION INSTRUMENT  (0.6%)
     34,000    Mettler Toledo International, Inc.*                    2,680,900
     12,900    MTS Systems Corp.                                        498,198
     24,600    Thermo Fisher Scientific, Inc.*                        1,114,134
                                                                 --------------
                                                                      4,293,232
               PUBLISHING  (0.6%)
     44,500    Banta Corp.                                            1,619,800
     44,000    Consolidated Graphics, Inc.*                           2,599,080
      9,500    John Wiley & Sons, Inc. Class A                          365,465
                                                                 --------------
                                                                      4,584,345
               R.E.I.T.  (1.1%)
     15,000    CBL & Associates Properties, Inc.                        650,250
      3,400    Developers Diversified Realty Corp.                      214,030
     40,000    Global Signal, Inc.                                    2,106,800
      2,613    Kimco Realty Corp.                                       117,454
     73,700    LaSalle Hotel Properties                               3,379,145
      6,000    Mid-America Apartment Communities, Inc.                  343,440
     12,500    ProLogis                                                 759,625
     12,000    PS Business Parks, Inc.                                  848,520
                                                                 --------------
                                                                      8,419,264
               RAILROAD  (1.1%)
     32,000    Florida East Coast Industries, Inc.                    1,907,200
    107,700    Genesee & Wyoming, Inc. Class A*                       2,826,048
     32,000    Greenbrier Cos, Inc.                                     960,000
     98,000    Kansas City Southern*                                  2,840,040
                                                                 --------------
               8,533,288
               RECREATION  (0.8%)
     48,000    Life Time Fitness, Inc.*                               2,328,480
      8,000    Marvel Entertainment, Inc.*                              215,280
     56,850    Pool Corp.                                             2,226,815
     50,700    Shuffle Master, Inc.*                                  1,328,340
                                                                 --------------
                                                                      6,098,915
               RESTAURANT  (0.8%)
     45,000    CKE Restaurants, Inc.                                    828,000
     25,000    Panera Bread Co. Class A*                              1,397,750
     41,000    Papa John's International, Inc.*                       1,189,410
     33,100    RARE Hospitality International, Inc.*                  1,089,983
     64,687    Sonic Corp.*                                           1,549,254
                                                                 --------------
                                                                      6,054,397
               RETAIL - AUTOMOTIVE  (0.5%)
     39,000    CarMax, Inc.*                                          2,091,570
     45,400    O'Reilly Automotive, Inc.*                             1,455,524
                                                                 --------------
                                                                      3,547,094
               RETAIL - SPECIAL LINES  (3.7%)
     20,000    bebe stores, inc.                                        395,800
     65,200    Cato Corp. (The) Class A                               1,493,732
     29,000    Charlotte Russe Holding, Inc.*                           891,750
     34,400    Claire's Stores, Inc.                                  1,140,016
     36,000    Coach, Inc.*                                           1,546,560
    111,000    Coldwater Creek, Inc.*                                 2,721,720
     51,400    Dick's Sporting Goods, Inc.*                           2,518,086
    140,000    Dress Barn, Inc. (The)*                                3,266,200
     15,000    DSW, Inc. Class A*                                       578,550
     75,000    GameStop Corp. Class A*                                4,133,250
     77,962    Hibbett Sporting Goods, Inc.*                          2,380,180
     80,700    Men's Wearhouse, Inc. (The)                            3,087,582
     50,600    Pantry, Inc. (The)*                                    2,370,104
     39,600    Urban Outfitters, Inc.*                                  911,988
                                                                 --------------
                                                                     27,435,518
               RETAIL BUILDING SUPPLY  (0.4%)
      9,400    Fastenal Co.                                             337,272
     22,200    Tractor Supply Co.*                                      992,562
     41,200    Watsco, Inc.                                           1,942,992

                                                                      3,272,826
               SECURITIES BROKERAGE  (1.0%)
      5,000    Bear Stearns Companies, Inc. (The)                       813,900
     72,400    Investment Technology Group, Inc.*                     3,104,512
     30,000    Jefferies Group, Inc.                                    804,600
    119,000    Knight Capital Group, Inc. Class A*                    2,281,230
     24,000    Raymond James Financial, Inc.                            727,440
                                                                 --------------
                                                                      7,731,682


--------------------------------------------------------------------------------

                                    Value Line Emerging Opportunities Fund, Inc.

                                                               December 31, 2006
--------------------------------------------------------------------------------

  Shares                                                              Value
--------------------------------------------------------------------------------
               SEMICONDUCTOR  (0.4%)
     73,000    FormFactor, Inc.*                                 $    2,719,250
               SHOE  (1.6%)
      4,000    Brown Shoe Company, Inc.*                                190,960
     11,000    Crocs, Inc.*                                             475,200
     46,700    Deckers Outdoor Corp.*                                 2,799,665
     46,300    Genesco, Inc.*                                         1,726,990
     53,000    Iconix Brand Group, Inc.*                              1,027,670
     27,000    Skechers U.S.A., Inc. Class A*                           899,370
     74,500    Steven Madden Ltd.                                     2,614,205
     82,750    Wolverine World Wide, Inc.                             2,360,030
                                                                 --------------
                                                                     12,094,090
               STEEL - GENERAL  (0.1%)
     10,000    Ampco-Pittsburgh Corp.                                   334,800
      4,000    Carpenter Technology Corp.                               410,080
                                                                 --------------
                                                                        744,880
               TELECOMMUNICATION SERVICES (1.2%)
     35,000    Alaska Communications Systems
               Group, Inc.                                              531,650
     60,417    American Tower Corp. Class A*                          2,252,346
     38,800    NII Holdings, Inc. Class B*                            2,500,272
    133,000    Time Warner Telecom, Inc. Class A*                     2,650,690
     76,000    Witness Systems, Inc.*                                 1,332,280
                                                                 --------------
                                                                      9,267,238
               TELECOMMUNICATIONS EQUIPMENT (1.4%)
     64,100    Anixter International, Inc.*                           3,480,630
     83,000    CommScope, Inc.*                                       2,529,840
     79,200    Nice Systems Ltd. ADR*                                 2,437,776
     72,000    Redback Networks, Inc.*                                1,795,680
     13,800    Superior Essex, Inc.*                                    458,850
                                                                 --------------
                                                                     10,702,776
               THRIFT  (1.0%)
      9,100    Fidelity Bankshares, Inc.                                360,997
     54,400    First Republic Bank                                    2,125,952
     33,600    FirstFed Financial Corp.*                              2,250,192
     47,448    Hudson City Bancorp, Inc.                                658,578
     34,300    PFF Bancorp, Inc.                                      1,183,693
      9,900    WSFS Financial Corp.                                     662,607
                                                                 --------------
                                                                      7,242,019
               TIRE & RUBBER  (0.3%)
     26,800    Carlisle Companies, Inc.                               2,103,800
               TRUCKING  (1.8%)
     28,000    AMERCO*                                                2,436,280
     12,000    Arkansas Best Corp.                                      432,000
     37,200    Dollar Thrifty Automotive Group*                       1,696,692
     59,200    Forward Air Corp.                                      1,712,656
     87,400    HUB Group, Inc. Class A*                               2,407,870
     42,000    Hunt (J.B.) Transport Services, Inc.                     872,340
     64,475    Knight Transportation, Inc.                            1,099,299
     29,400    Landstar System, Inc.                                  1,122,492
     55,550    Old Dominion Freight Line, Inc.*                       1,337,088
                                                                 --------------
                                                                     13,116,717
               WATER UTILITY  (0.5%)
      9,300    American States Water Co.                                359,166
     66,000    Aqua America, Inc.                                     1,503,480
     63,000    Cia de Saneamento Basico do Estado de Sao Paulo        2,133,180
                                                                 --------------
                                                                      3,995,826
               WIRELESS NETWORKING  (0.9%)
     48,700    Itron, Inc.*                                           2,524,608
     25,000    Leap Wireless International, Inc.*                     1,486,750
    110,000    SBA Communications Corp. Class A*                      3,025,000
                                                                 --------------
                                                                      7,036,358

                 TOTAL COMMON STOCK AND TOTAL INVESTMENT
                   SECURITIES (91.5%) (Cost $508,963,094)           685,958,141

Principal
  Amount                                                              Value
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (1) (8.5%)

$31,600,000      With Morgan Stanley & Co., 4.60%, dated
                   12/29/06, due 1/2/07, delivery value
                   $31,616,151 (collateralized by $26,835,000
                   U.S. Treasury Notes 11.75%, due 11/15/14,
                   with a value of $32,195,305)                      31,600,000
 32,000,000      With UBS Securities, LLC, 4.50%, dated
                   12/29/06, due 1/2/07, delivery value
                   $32,016,000 (collateralized by $23,088,000
                   U.S. Treasury Notes 8.75%, due 8/15/20,
                   with a value of $ 32,662,148)                     32,000,000
                                                                 --------------
                 TOTAL REPURCHASE AGREEMENTS (Cost $63,600,000)      63,600,000
                                                                 --------------
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (0.0%)                   251,657
                                                                 --------------
NET ASSETS (100%)                                                $  749,809,798
                                                                 --------------
NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING
  SHARE ($749,809,798 / 24,252,808 shares outstanding)           $        30.92
                                                                 --------------

*     Non-income producing.

(1) The Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest.

ADR   American Depositary Receipt


--------------------------------------------------------------------------------
6

                                    Value Line Emerging Opportunities Fund, Inc.

Schedule of Investments (unaudited)
--------------------------------------------------------------------------------

The Fund's unrealized appreciation/(depreciation) as of December 31, 2006 was as follows:

                                                                    Total Net
                                                                    Unrealized
Total Cost          Appreciation               Depreciation         Appreciation
--------------------------------------------------------------------------------
$572,563,094        $183,172,257                $(6,177,210)       $176,995,047


--------------------------------------------------------------------------------
                                                                               7

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c)) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:

(a) Certifications of principal executive officer and principal financial officer of the registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By    /s/ Jean B. Buttner
      --------------------------------
      Jean B. Buttner, President

Date: March 1, 2007
      ------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Jean B. Buttner
      ------------------------------------------------------------
      Jean B. Buttner, President, Principal Executive Officer

By:   /s/ Stephen R. Anastasio
      ------------------------------------------------------------
      Stephen R. Anastasio, Treasurer, Principal Financial Officer

Date: March 1, 2007
      ------------------------